Long-Term Debt and Other Financing Arrangements - Summary of Future Aggregate Maturities of Notes Payable (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 8,534
2023	6,000
2024	2,000
Total	$ 16,534